Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 55,179	$ 21,489	$ 35,497
Accounts receivable, net	66,329	59,002	40,897
Inventories	97,887	77,962	61,001
Other current assets	12,152	11,830	11,806
Income taxes receivable	408	393	645
Total current assets	231,955	170,676	149,846
Property, plant and equipment, net	76,955	72,174	63,521
Finance Lease Assets	2,240	2,448	2,726
Operating lease assets	5,916	6,297	5,629
Other long-term assets	16,200	11,420	8,150
Intangible assets, net	447,123	316,542	322,657
Goodwill	691,658	470,888	441,992
Total assets	1,472,047	1,050,445	994,521
Current liabilities:
Accounts payable	16,224	12,876	10,167
Current portion of long-term debt, net	6,028	6,896	5,039
Current portion of finance lease liabilities	221	190	153
Current portion of operating lease liabilities	612	609	826
Income taxes payable	6,265	6,133	1,471
Accrued expenses and other current liabilities	29,334	24,776	20,749
Total current liabilities	58,684	51,480	38,405
Deferred income taxes	36,820	36,785	40,641
Long-term debt, net	596,074	528,582	481,986
Finance lease liabilities	3,234	3,401	3,592
Operating lease liabilities	5,464	5,802	4,848
Environmental liabilites	0	1,145	1,225
Other long-term liabilities	1,957	5,109	1,850
Total liabilities	702,233	632,304
Commitments and contingencies
Equity:
Preferred stock, $0.01 par value, 1,000,000 shares authorized and no shares issued or outstanding
Common stock, $0.01 par value, 485,000,000 shares authorized; 89,703,571 issued and outstanding at September 30, 2024	897
Additional paid-in capital	793,167
Accumulated deficit	(24,245)
Accumulated other comprehensive loss	(5)
Member's equity		418,141	421,974
Total equity	769,814	418,141
Total liabilities and equity	$ 1,472,047	$ 1,050,445	$ 994,521